Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 690,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	95,289.00
Total Offset Amount	0.00
Net Fee	95,289.00
Narrative - Max Aggregate Offering Price	$ 690,000,000.00
Final Prospectus	true